Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Cash Flows from Operating Activities
Net loss	$ (34,008)	$ (24,900)	$ (7,562)	$ (65,953)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Expenses paid by stockholder and contributed as capital			312
Common stock issued for services			2,000
Redemption of common stock in connection with the change of control		(1,950)
Amortization of computer software	1,500			1,500
Changes in operating assets and liabilities
Accounts receivable	76,128			(81,000)
Prepaid deposits		(4,278)
Due from Officer				(10,904)
Accounts payable	(13,639)			13,389
Accounts payable-related party	(10,500)			10,500
Accrued liabilities	12,289	(1,729)	5,250	29,613
Net Cash Provided by (Used in) Operating Activities	31,770	(32,857)		(102,855)
Cash Flows from Investing Activities
Cash paid for purchase of computer software				(30,000)
Net cash paid for earnest deposit for acquisitions	(52,853)			(32,000)
Net Cash Used in Investing Activities	(52,853)			(62,000)
Cash Flows from Financing Activities
Cash proceeds advanced from related party	21,359	4,116		4,120
Cash proceeds from stock subscriptions received in advance		475		420
Cash proceeds from sale of common stock		29,275		160,552
Net Cash Provided by Financing Activities	21,359	33,866		165,092
Effect of exchange rate changes on cash	(11)
Net Increase in Cash and Cash Equivalents	265	1,009		237
Cash and Cash Equivalents, Beginning of the Period	237
Cash and Cash Equivalents, End of the Period	733	1,009		237
Supplemental Disclosures of Cash Flow Information
Cash paid for income taxes
Cash paid for interest
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Common stock subscriptions receivable		1,277
Common stock issued to founders for no consideration		500	2,000	500
Common stock to be issued for share exchange acquisition	$ 3,000
Redemption of common stock in connection with the change of control				$ 2,000